Segment Information (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Jan. 31, 2018 USD ($) state store	Oct. 31, 2017 USD ($)	Jul. 31, 2017 USD ($)	Apr. 30, 2017 USD ($)	Jan. 31, 2017 USD ($)	Oct. 31, 2016 USD ($)	Jul. 31, 2016 USD ($)	Apr. 30, 2016 USD ($)	Jan. 31, 2018 USD ($) segment state store	Jan. 31, 2017 USD ($)	Jan. 31, 2016 USD ($)
Segment Reporting Information [Line Items]
Operating segments | segment									2
Estimated annual rate of reimbursement (as percent)									2.50%
Number of states in which entity operates | state	14								14
Amount of reimbursement made by operating segments	$ 420,386	$ 373,172	$ 366,647	$ 355,826	$ 432,805	$ 376,773	$ 398,157	$ 389,113	$ 1,516,031	$ 1,596,848	$ 1,613,178
Revenues:
Product sales									1,077,874	1,186,197	1,199,134
Repair service agreement commissions									100,383	113,615	109,730
Service revenues									13,710	14,659	13,725
Total net sales									1,191,967	1,314,471	1,322,589
Finance charges and other revenues									324,064	282,377	290,589
Total revenues	420,386	373,172	366,647	355,826	432,805	376,773	398,157	389,113	1,516,031	1,596,848	1,613,178
Costs and expenses:
Cost of goods sold	200,497	175,591	172,306	171,950	217,373	192,374	208,869	204,466	720,344	823,082	833,126
Selling, general and administrative expense									450,413	460,896	436,115
Provision for bad debts									216,875	242,294	222,177
Charges and credits									13,331	6,478	8,044
Total costs and expenses									1,400,963	1,532,750	1,499,462
Operating income	44,841	20,853	29,192	20,182	28,700	16,391	6,351	12,656	115,068	64,098	113,716
Interest expense									80,160	98,615	63,106
Loss on extinguishment of debt									3,274	0	1,367
Income (loss) before income taxes									31,634	(34,517)	49,243
Property and equipment additions									16,918	46,556	63,405
Depreciation expense									30,806	28,846	22,706
Total assets	1,900,799				1,941,134				1,900,799	1,941,134	2,025,300
Allocation of overhead by operating segments									27,600	24,500	16,700
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Amount of reimbursement made by operating segments									37,400	38,800	36,400
Revenues:
Total revenues									37,400	38,800	36,400
Retail [Member]
Segment Reporting Information [Line Items]
Amount of reimbursement made by operating segments	334,535	291,903	286,505	279,365	356,198	308,370	332,436	319,036	1,192,308	1,316,040	1,324,228
Revenues:
Product sales									1,077,874	1,186,197	1,199,134
Repair service agreement commissions									100,383	113,615	109,730
Service revenues									13,710	14,659	13,725
Total net sales									1,191,967	1,314,471	1,322,589
Finance charges and other revenues									341	1,569	1,639
Total revenues	334,535	291,903	286,505	279,365	356,198	308,370	332,436	319,036	1,192,308	1,316,040	1,324,228
Costs and expenses:
Cost of goods sold									720,344	823,082	833,126
Selling, general and administrative expense									316,325	326,078	313,694
Provision for bad debts									829	990	791
Charges and credits									13,331	6,478	8,044
Total costs and expenses									1,050,829	1,156,628	1,155,655
Operating income	48,583	29,586	31,299	32,011	56,096	33,946	35,707	33,663	141,479	159,412	168,573
Interest expense									0	0	0
Loss on extinguishment of debt									0		0
Income (loss) before income taxes									141,479	159,412	168,573
Property and equipment additions									16,876	46,374	63,262
Depreciation expense									30,065	28,063	21,995
Total assets	344,327				332,611				344,327	332,611	314,857
Credit [Member]
Segment Reporting Information [Line Items]
Amount of reimbursement made by operating segments	85,851	81,269	80,142	76,461	76,607	68,403	65,721	70,077	323,723	280,808	288,950
Revenues:
Product sales									0	0	0
Repair service agreement commissions									0	0	0
Service revenues									0	0	0
Total net sales									0	0	0
Finance charges and other revenues									323,723	280,808	288,950
Total revenues	85,851	81,269	80,142	76,461	76,607	68,403	65,721	70,077	323,723	280,808	288,950
Costs and expenses:
Cost of goods sold									0	0	0
Selling, general and administrative expense									134,088	134,818	122,421
Provision for bad debts									216,046	241,304	221,386
Charges and credits									0	0	0
Total costs and expenses									350,134	376,122	343,807
Operating income	(3,742)	$ (8,733)	$ (2,107)	$ (11,829)	(27,396)	$ (17,555)	$ (29,356)	$ (21,007)	(26,411)	(95,314)	(54,857)
Interest expense									80,160	98,615	63,106
Loss on extinguishment of debt									3,274		1,367
Income (loss) before income taxes									(109,845)	(193,929)	(119,330)
Property and equipment additions									42	182	143
Depreciation expense									741	783	711
Total assets	$ 1,556,472				$ 1,608,523				1,556,472	1,608,523	1,710,443
Furniture and Mattress [Member]
Revenues:
Product sales									393,853	421,055	409,788
Furniture and Mattress [Member] | Retail [Member]
Revenues:
Product sales									393,853	421,055	409,788
Furniture and Mattress [Member] | Credit [Member]
Revenues:
Product sales									0	0	0
Home Appliance [Member]
Revenues:
Product sales									337,538	358,771	356,634
Home Appliance [Member] | Retail [Member]
Revenues:
Product sales									337,538	358,771	356,634
Home Appliance [Member] | Credit [Member]
Revenues:
Product sales									0	0	0
Consumer Electronic [Member]
Revenues:
Product sales									248,727	293,685	312,009
Consumer Electronic [Member] | Retail [Member]
Revenues:
Product sales									248,727	293,685	312,009
Consumer Electronic [Member] | Credit [Member]
Revenues:
Product sales									0	0	0
Home Office [Member]
Revenues:
Product sales									80,330	92,404	101,365
Home Office [Member] | Retail [Member]
Revenues:
Product sales									80,330	92,404	101,365
Home Office [Member] | Credit [Member]
Revenues:
Product sales									0	0	0
Other [Member]
Revenues:
Product sales									17,426	20,282	19,338
Other [Member] | Retail [Member]
Revenues:
Product sales									17,426	20,282	19,338
Other [Member] | Credit [Member]
Revenues:
Product sales									$ 0	$ 0	$ 0
Foreign Operations [Member]
Segment Reporting Information [Line Items]
Number of retail stores | store	0								0